Share-based Compensation - Allocation of Compensation Expense Related to Restricted Shares (Details) - Non-Vested Restricted Shares - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 5,179,173	$ 1,400,545	$ 2,281,695
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	3,848,165	825,822	964,012
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 1,331,008	$ 574,723	$ 1,317,683